Plan Description (Details) - Navient 401(k) Savings Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Hours Employee Age Loan	Dec. 31, 2024 USD ($)
Plan Description [Abstract]
EBP, Description, Available [true false]	true
Employee service (in Hours) (in Hours) | Hours	1,000
Number of employees transferred (in Employee) | Employee	1,200
Employee age limit to participate in plan (in Age) | Age	50
Percentage of participants contribution	3.00%
Maximum employee contribution of eligible compensation	10.00%
Participant contribution, threshold limit	20.00%
Period of service required for participant's for matching employer contribution	6 months
Employer matching contribution for first five percent of participant's compensation	100.00%
Percentage of participants eligible for 100% of employer matching contribution	5.00%
Vesting period of service required from participants for matching contribution and related earnings from employer	1 year
Reduction in employer contribution (in Dollars)	$ 4,914
Forfeited nonvested account (in Dollars)	$ 3,916	$ 4,391
Maximum percentage participants may borrow		50.00%
Participants maximum borrowings amount (in Dollars)		$ 50,000
Maximum number of loans outstanding (in Loan) | Loan	2
Notes receivable from participants, minimum term	3 years
Notes receivable from participants, maximum term	5 years
Maximum repayment term for loans, if loan used to purchase principal residence	20 years
Partial loan repayment amount (in Dollars)	$ 500
Normal retirement (in Age) | Age	65
Minimum [Member]
Plan Description [Abstract]
Percentage of participant contribution	1.00%
Percentage of increase in participants contribution each year	1.00%
Interest rate on loans	3.25%
Maximum [Member]
Plan Description [Abstract]
Percentage of participant contribution	75.00%
Interest rate on loans	9.00%